Expense Example, No Redemption {- Franklin Rising Dividends Fund} - Franklin Rising Dividends Fund-24 - Franklin Rising Dividends Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 165
3 Years	511
5 Years	881
10 Years	$ 1,922